Employee Benefit Plans - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended									12 Months Ended				12 Months Ended												12 Months Ended							12 Months Ended							12 Months Ended										12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended		6 Months Ended	1 Months Ended	6 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jun. 30, 2010 USD ($)	Dec. 31, 2012 Gold Fields Limited	Dec. 31, 2012 Sibanye Gold Limited	Dec. 31, 2012 SARS [Member] USD ($)	Dec. 31, 2011 SARS [Member] ZAR	Dec. 31, 2010 SARS [Member] ZAR	Jun. 30, 2010 SARS [Member] ZAR	Dec. 31, 2012 Stock Incentive Plan 2013 [Member]	Dec. 31, 2012 Performance Shares	Dec. 31, 2012 Performance Shares GFI Mining South Africa Pty Limited	Dec. 31, 2012 Bonus Share GFI Mining South Africa Pty Limited	Dec. 31, 2012 Bonus Share Maximum	Dec. 31, 2012 Bonus Share Minimum	Dec. 31, 2012 2005 Stock Incentive Plan USD ($)	Dec. 31, 2012 2005 Stock Incentive Plan ZAR	Dec. 31, 2011 2005 Stock Incentive Plan USD ($)	Dec. 31, 2011 2005 Stock Incentive Plan ZAR	Dec. 31, 2010 2005 Stock Incentive Plan USD ($)	Dec. 31, 2010 2005 Stock Incentive Plan ZAR	Jun. 30, 2010 2005 Stock Incentive Plan USD ($)	Jun. 30, 2010 2005 Stock Incentive Plan ZAR	Jun. 30, 2009 2005 Stock Incentive Plan USD ($)	Jun. 30, 2009 2005 Stock Incentive Plan ZAR	Dec. 31, 2012 2005 Stock Incentive Plan SARS [Member] USD ($)	Dec. 31, 2012 2005 Stock Incentive Plan SARS [Member] ZAR	Dec. 31, 2011 2005 Stock Incentive Plan SARS [Member] USD ($)	Dec. 31, 2011 2005 Stock Incentive Plan SARS [Member] ZAR	Dec. 31, 2010 2005 Stock Incentive Plan SARS [Member]	Jun. 30, 2010 2005 Stock Incentive Plan SARS [Member]	Jun. 30, 2009 2005 Stock Incentive Plan SARS [Member]	Dec. 31, 2012 2005 Stock Incentive Plan SARS [Member] Maximum	Dec. 31, 2012 2005 Stock Incentive Plan Restricted stock	Jun. 30, 2008 2005 Stock Incentive Plan Restricted stock USD ($)	Dec. 31, 2011 2005 Stock Incentive Plan Restricted stock	Dec. 31, 2010 2005 Stock Incentive Plan Restricted stock	Jun. 30, 2010 2005 Stock Incentive Plan Restricted stock	Jun. 30, 2009 2005 Stock Incentive Plan Restricted stock	Dec. 31, 2012 GF Management Incentive Scheme ZAR	Dec. 31, 2012 GF Management Incentive Scheme USD ($)	Dec. 31, 2011 GF Management Incentive Scheme USD ($)	Dec. 31, 2011 GF Management Incentive Scheme ZAR	Dec. 31, 2010 GF Management Incentive Scheme USD ($)	Dec. 31, 2010 GF Management Incentive Scheme ZAR	Jun. 30, 2010 GF Management Incentive Scheme USD ($)	Jun. 30, 2010 GF Management Incentive Scheme ZAR	Jun. 30, 2009 GF Management Incentive Scheme USD ($)	Jun. 30, 2009 GF Management Incentive Scheme ZAR	Dec. 31, 2012 GF Management Incentive Scheme Maximum	Dec. 31, 2012 GF Management Incentive Scheme Minimum	Dec. 31, 2010 Black Economic Empowerment Consortium (BEECO)	Dec. 31, 2012 Black Economic Empowerment Consortium (BEECO)	Dec. 31, 2010 Black Economic Empowerment Consortium (BEECO) Employee Stock Option Employee	Dec. 22, 2010 Black Economic Empowerment Consortium (BEECO) Employee Stock Option ZAR	Dec. 31, 2010 Black Economic Empowerment Consortium (BEECO) South Deep Mine (Member) USD ($)	Dec. 23, 2010 Black Economic Empowerment Consortium (BEECO) GFI Mining South Africa Pty Limited ZAR	Dec. 31, 2010 Black Economic Empowerment Consortium (BEECO) GFI Mining South Africa Pty Limited USD ($)	Dec. 31, 2010 Black Economic Empowerment Consortium (BEECO) GFI Mining South Africa (Proprietary) Limited Excluding South Deep	Dec. 31, 2010 Black Economic Empowerment Consortium (BEECO) Gold Fields [Member] Employee Stock Option USD ($)	Dec. 31, 2010 Equity Empowerment Transactions USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cost of providing retirement benefits for defined contribution plans	$ 33.6	$ 62.8	$ 65.8	$ 67.2
Incremental fair value resulting from modification amounts							0																													7.8
Share vesting period											3 years	3 years															3 years	3 years							3 years
Expiration period from grant date																																		6 years																	7 years
Options outstanding, average exercise price								119.17	93.89	90.84							$ 12.46	106.82	$ 13.26	107.79	$ 15.70	105.97	$ 13.93	105.44	$ 13.83	111.44	$ 12.47	106.83	$ 13.26	107.79											98.42	$ 11.48	$ 9.94	80.83	$ 11.78	79.54	$ 10.48	79.32	$ 9.81	79.03
Options to purchase ordinary shares, outstanding													1,537,383	256,451													921,506	921,506	1,211,778	1,211,778	3,968,584	2,318,811	1,671,870		2,230,586		3,290,075	4,287,862	5,162,825	4,018,411		26,000	67,104	67,104	228,340	228,340	407,662	407,662	823,730	823,730
Options, exercise prise range, lower limit																																									89.80
Options, exercise prise range, upper limit																																									140.66
Option expiration date																																																			Jul. 01, 2013	Jan. 03, 2013
Option exercising term																																									Each option may normally only be exercised by a participant on the following bases (1) after two years have elapsed from the date on which the option was accepted by the participant, in respect of not more than one-third of the ordinary shares which are the subject of that option;
Options, market price range, lower limit																																									63.65
Options, market price range, upper limit																																									111.66
Percentage of employee stock purchase plan eligibility criteria		85.00%
Performance criteria cumulative period		3 years
Share based compensation arrangements performance shares maximum target		200.00%
Bonus share settlement period															18 months	9 months
Stock ownership per regulatory requirement, percentage																																																						26.00%					10.75%	1.00%
Equity Empowerment Transactions, description																																																					Gold Fields implemented two empowerment transactions to comply with the 2014 BEE equity ownership targets
South African equity empowerment transactions	171.3																																																								10.8		10.2		171.9	182.1
Share-based compensation costs	$ 14.7	$ 32.2	$ 33.0	$ 30.0																																																					$ 182.1
Employee stock ownership plan, shares issued																																																										600,000	13,500,000
Employee stock ownership plan, number of employees																																																							47,000
Share-based compensation costs, closing price																																																								122.79		118.51
Employee stock ownership plan, market discount rate																																																							25.80%
Employee stock ownership plan, minimum restriction period																																																							15 years
Maximum number of shares authorized to issue under the plan											35,309,563
Maximum number of shares authorized to issue under the plan per participant											3,530,956
Adjustment of unvested options					10 days	3 days